Commitments and Contingencies - Purchase Obligations (Details) $ in Millions	Dec. 31, 2019 USD ($)
Purchase Obligations
2020	$ 924
2021	436
2022	748
2023	61
2024	39
Thereafter	36
Total	$ 2,244